UNITED STATES
             SECRITIES AND EXCHANGE COMMISSION
                   WASHINGTON D.C. 20549
                         FORM 13F
                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               Analytic Asset Management, Inc.
Address:            600 Third Avenue, Floor 17
                    New York, NY 10016

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:             Taylor T. Gray
Title:            Executive Vice President
Phone:            212-984-6270

Signature,        Place,               and Date of Signing:
Taylor T. Gray,   New York, New York,  July 19, 2002

Report Type (Check only one.):
               [ X]        13F HOLDINGS REPORT.
               [  ]        13F NOTICE.
               [  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       79
Form 13F Information Table Value Total:       $157,655

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
                                                           VALUE   SHRS/    SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
       NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100      325     8635 SH       SOLE                    8400                235
Alcan Inc.                     COM              013716105     3710    98890 SH       SOLE                       0              98890
Ambac Inc                      COM              023139108     5050    75145 SH       SOLE                       0              75145
Amer. Int'l Group              COM              026874107     2113    30974 SH       SOLE                   30974                  0
American Electric Power        COM              025537101     3718    92910 SH       SOLE                       0              92910
American Express Co            COM              025816109      254     7000 SH       SOLE                    7000                  0
AmSouth Bancorporation         COM              032165102     2662   118930 SH       SOLE                       0             118930
AOL Time Warner                COM              00184A105      420    28550 SH       SOLE                   28550                  0
Apache Corp                    COM              037411105      379     6600 SH       SOLE                    6600                  0
Baxter International           COM              071813109      231     5200 SH       SOLE                    5200                  0
Boston Scientific Co           COM              101137107      219     7473 SH       SOLE                       0               7473
Bristol-Myers Squibb           COM              110122108      346    13449 SH       SOLE                    4500               8949
ChevronTexaco Corp             COM              166764100     4699    53101 SH       SOLE                     550              52551
Cisco Systems Inc.             COM              17275R102      872    62500 SH       SOLE                   60500               2000
Citigroup Inc                  COM              020002101     1838    47427 SH       SOLE                   46227               1200
Colgate Palmolive Co           COM              194162103     3506    70050 SH       SOLE                   70050                  0
Comcast Corp - Cl A            COM              200300200      974    40875 SH       SOLE                   38875               2000
ConAgra Foods Inc              COM              205887102     5771   208710 SH       SOLE                       0             208710
Concord EFS                    COM              206197105     2643    87700 SH       SOLE                   87700                  0
Consolidated Edison Co         COM              209115104      491    11750 SH       SOLE                   11750                  0
Costco                         COM              22160K105     2145    55550 SH       SOLE                   54150               1400
Cox Communications Inc         COM              224044107      588    21350 SH       SOLE                   21350                  0
Dominion Resources Inc         COM              25746U109     4468    67490 SH       SOLE                       0              67490
DST Systems Inc                COM              233326107     1682    36800 SH       SOLE                   36800                  0
Elan Corp Plc-Adr              COM              284131208      341    62400 SH       SOLE                       0              62400
Eli Lilly & Co.                COM              532457108     1165    20650 SH       SOLE                   20650                  0
Emerson Electric Co            COM              291011104     3684    68845 SH       SOLE                       0              68845
Exxon Mobil Corp.              COM              302290101     2347    57364 SH       SOLE                   30946              26418
Fannie Mae                     COM              313586109      468     6345 SH       SOLE                    5000               1345
Fifth Third Bancorp            COM              316773100     1811    27175 SH       SOLE                   27175                  0
First Data Corp                COM              319963104     2176    58500 SH       SOLE                   58500                  0
Fiserv Inc                     COM              337738108     2201    59950 SH       SOLE                   59950                  0
General Electric Co            COM              369604103     2913   100288 SH       SOLE                   96638               3650
Gillette Company               COM              375766102      855    25246 SH       SOLE                   21600               3646
Hartford Financial Services    COM              416515104     2800    47080 SH       SOLE                       0              47080
Hilton Hotels Corp.            CONV BOND        432848AL3     6529  6955000 PRN      SOLE                       0            6955000
Home Depot Inc                 COM              437076102     3742   101875 SH       SOLE                   38750              63125
Intel Corp                     COM              458140100     1375    75255 SH       SOLE                   55915              19340
International Business Mach    COM              459200101      215     2982 SH       SOLE                    2280                702
International Rectifier        COM              460254105     2102    72115 SH       SOLE                       0              72115
Intuit Inc                     COM              461202103     1717    34535 SH       SOLE                       0              34535
J.P. Morgan Chase & Co         COM              46625H100     2281    67240 SH       SOLE                   67240                  0
Jefferson Pilot Corp           COM              475070108     1032    21950 SH       SOLE                   21950                  0
Johnson & Johnson              COM              478160104     6049   115740 SH       SOLE                   38310              77430
Kansas City Southern Inc       COM              485170104      799    47024 SH       SOLE                       0              47024
King Pharmaceuticals           COM              495582108      881    39600 SH       SOLE                   39600                  0
Kraft Foods Inc Cl A           COM              50075N104     1962    47900 SH       SOLE                   47900                  0
Legg Mason Inc                 COM              524901105     3417    69255 SH       SOLE                      20              69235
Manufactured Home Cmnt         COM              564682102     3975   113245 SH       SOLE                       0             113245
Merck & Company Inc            COM              589331107     1924    37995 SH       SOLE                   29284               8711
Microsoft Corp.                COM              594918104     1006    18400 SH       SOLE                   11600               6800
North Fork Bancorporation      COM              659424105     1045    26250 SH       SOLE                    6000              20250
Northern Trust Corp            COM              665859104      573    13000 SH       SOLE                   13000                  0
Oracle Systems Corp            COM              68389X105      108    11400 SH       SOLE                    8400               3000
Paychex Inc.                   COM              629407107      411    13130 SH       SOLE                       0              13130
Pepsico Inc.                   COM              713448108     3728    77350 SH       SOLE                    1600              75750
Pfizer Inc.                    COM              717081103     5210   148868 SH       SOLE                  106350              42518
Pharmaceutical Prod. Dev       COM              717124101     2136    81080 SH       SOLE                       0              81080
Pitney Bowes Inc               COM              724479100     2345    59030 SH       SOLE                       0              59030
Praxair Inc                    COM              74005P104      649    11400 SH       SOLE                   11400                  0
Procter & Gamble Co            COM              742718109     4582    51310 SH       SOLE                   47810               3500
Qualcomm Inc                   COM              747525103     1111    40425 SH       SOLE                       0              40425
Roslyn Bancorp Inc             COM              778162107      982    45000 SH       SOLE                   45000                  0
Royal Dutch Petroleum          COM              780257804      222     4020 SH       SOLE                    4020                  0
Sprint Corporation             COM              852061506      428    95800 SH       SOLE                   95800                  0
State Street Corp              COM              857477103      469    10500 SH       SOLE                   10500                  0
Sun Microsystems Inc           COM              866810104      148    29500 SH       SOLE                   29500                  0
Sungard Data Systems           COM              867363103     2274    85870 SH       SOLE                       0              85870
Tanger Factory Outlets         COM              875465106      531    18005 SH       SOLE                       0              18005
TCF Financial Corp             COM              872275102      246     5000 SH       SOLE                    5000                  0
Tenet Healthcare Corp          COM              88033G100     3042    42515 SH       SOLE                       0              42515
Verizon Communications         COM              92343V104      238     5940 SH       SOLE                    5940                  0
Viacom Inc                     COM              925524308     1576    35530 SH       SOLE                   35530                  0
Walgreen Co.                   COM              931422109     2395    62000 SH       SOLE                   56300               5700
Wal-Mart Stores Inc            COM              931142103     1029    18700 SH       SOLE                   16200               2500
Washington Reit                COM              939653101     3511   121475 SH       SOLE                       0             121475
Waste Mgmt Inc                 COM              94106L109     3944   151400 SH       SOLE                       0             151400
Weatherford Intl               COM              947074100     4312    99810 SH       SOLE                       0              99810
Wells Fargo & Co               COM              949746101     1539    30740 SH       SOLE                   30740                  0